Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	6.70%	4.60%	14.60%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	5.50%	3.70%	13.90%
Before exceptional items and System Funds [member] | Maximum [member]
Disclosure of income tax reconciliation [line items]
Increase in irrecoverable tax	1.80%
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	4.90%	4.20%	13.30%